Loans and Financing - Summary of Maturities of Long term Financing Agreements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Disclosure of detailed information about loans and financing [line items]
Opening balance	$ 4,198.5	$ 3,759.9	$ 4,229.9
Principal addition	124.0	940.0	620.5
Interest addition	218.0	192.7	195.7
Principal payment	(596.3)	(521.3)	(559.7)
Interest payment	(212.7)	(186.4)	(175.0)
Foreing exchange	530.2	68.9	(551.5)
Ending balance	3,647.6	4,198.5	$ 3,759.9
Maturities of the long-term financing agreements	3,468.4	$ 3,809.6		$ 3,249.6
2020 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	237.0
2021 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	287.5
2022 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	519.5
2023 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	520.8
After 2023 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	$ 1,903.6